Presentation	9 Months Ended
Sep. 30, 2011
Presentation
Presentation

2.                          Presentation

The preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ materially from those estimates.

The consolidated financial statements include the accounts of CWEI and its wholly-owned subsidiaries.  We also account for our undivided interests in oil and gas limited partnerships using the proportionate consolidation method.  Under this method, we consolidate our proportionate share of assets, liabilities, revenues and expenses of these limited partnerships.  Less than 5% of our consolidated total assets and total revenues are derived from oil and gas limited partnerships.  All significant intercompany transactions and balances associated with the consolidated operations have been eliminated.

In the opinion of management, our unaudited consolidated financial statements as of September 30, 2011 and for the interim periods ended September 30, 2011 and 2010 include all adjustments that are necessary for a fair presentation in accordance with GAAP.  These interim results are not necessarily indicative of the results to be expected for the year ending December 31, 2011.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted in this Form 10-Q pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).  These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in our Form 10-K for the year ended December 31, 2010.